Convertible Preferred Shares and Attached Warrants (Details)				6 Months Ended
	May 23, 2025 $ / shares shares	Apr. 30, 2025 shares	Dec. 30, 2024 shares	Jun. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2024	Jan. 23, 2024 $ / shares
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)						$ 8
Aggregate of warrants (in Dollars) | $				$ 2,916,000
Market exercise price (in Dollars per share)	$ 0.16
Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)				$ 0.305
Issuable warrants (in Shares) | shares	9,810,000
Market exercise price (in Dollars per share)	$ 0.62
Net proceeds (in Dollars) | $				$ 2,900,000
Market exercise price (in Dollars) | $				$ 1,300,000
Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 0.45
Issuable warrants (in Shares) | shares	10,000,000
Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 0.65
Issuable warrants (in Shares) | shares	1,428,572
Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 0.45
Issuable warrants (in Shares) | shares	1,750,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Convertible debenture, description				the exercise price of the Warrant from $56.50 per ADS to the lower of (x) $56.50 and (y) 90% of the lowest daily VWAP for the ten (10) trading days immediately prior to the exercise date (“Market Exercise Price”), provided that the aggregate exercise price under the Market Exercise Price shall not exceed $10,000,000.
Measurement Input, Expected Term [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				4.74
Measurement Input, Expected Term [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	5.56
Measurement Input, Expected Term [Member] | Series D Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				4.74
Stock Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	2.76
Volatility [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	99.36
Volatility [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	99.36
Volatility [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	103.7
Risk Free Rate [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	3.62
Risk Free Rate [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	3.62
Risk Free Rate [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	3.65
Expected Dividend Yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	0
Binomial Option Pricing Model [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)				$ 0.14
Binomial Option Pricing Model [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 0.19
Binomial Option Pricing Model [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	0.19
Binomial Option Pricing Model [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 0.21
Binomial Option Pricing Model [Member] | Measurement Input, Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				2.11
Binomial Option Pricing Model [Member] | Stock Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				8.9
Binomial Option Pricing Model [Member] | Volatility [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				100.16
Binomial Option Pricing Model [Member] | Risk Free Rate [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				4.02
Binomial Option Pricing Model [Member] | Expected Dividend Yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				0
Monte Carlo [Member] | Measurement Input, Expected Term [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	2.63
Monte Carlo [Member] | Stock Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	2.76
Monte Carlo [Member] | Volatility [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	99.99
Monte Carlo [Member] | Risk Free Rate [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	3.63
Monte Carlo [Member] | Expected Dividend Yield [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model	0
Monte Carlo [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)				$ 1.19
Monte Carlo [Member] | Stock Price [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				8.9
Monte Carlo [Member] | Volatility [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				96.92
Monte Carlo [Member] | Risk Free Rate [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Option price model				4.02	0
Maximum [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 56.5
Maximum [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	56.5
Maximum [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	56.5
Maximum [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	56.5
Minimum [Member] | Series D Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	4
Minimum [Member] | Series E Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	4
Minimum [Member] | Series F Warrant [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	4
Minimum [Member] | Series G Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Warrants per share (in Dollars per share)	$ 4
Series E [Member] | February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Net proceeds of convertible preferred shares (in Dollars) | $				$ 612,000
Class A Ordinary Shares [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuance of shares (in Shares) | shares		496,358,691	496,358,691
Class A Ordinary Shares [Member] | Series E Warrants [Member]
Convertible Preferred Shares and Attached Warrants [Line Items]
Issuance of shares (in Shares) | shares				3,250,000,000